Non-life and Life and Health Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Components of non-life reserves
The Company’s gross liability for non-life reserves reported by cedants (case reserves) and those estimated by the Company (ACRs and IBNR reserves) at December 31, 2018 and 2017 was as follows (in thousands of U.S. dollars):

	December 31, 2018	December 31, 2017(1)
Case reserves	$4,217,068	$4,180,554
ACRs	174,713	176,369
IBNR reserves	5,503,595	5,745,249
Non-life reserves	$9,895,376	$10,102,172

(1) In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 comparatives have been reclassified to conform to current presentation.

Reconciliation of the beginning and ending gross and net liability for non-life reserves
The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2018, 2017 and 2016 was as follows (in thousands of U.S. dollars):

	2018	2017(1)	2016(1)
Gross liability at beginning of year	$10,102,172	$9,247,200	$9,317,003
Reinsurance recoverable at beginning of year	719,998	295,388	228,961
Net liability at beginning of year	$9,382,174	$8,951,812	$9,088,042
Net incurred losses related to:
Current year	$3,417,366	$3,453,725	$3,243,506
Prior years	(248,719)	(448,158)	(676,574)
	$3,168,647	$3,005,567	$2,566,932
Change in Paris Re Reserve Agreement(2)	$(397,493)	$(3,481)	$5,518
Net paid losses related to:
Current year	$(336,584)	$(472,291)	$(391,528)
Prior years	(2,585,403)	(2,506,760)	(2,096,945)
	$(2,921,987)	$(2,979,051)	$(2,488,473)
Effects of foreign exchange rate changes	$(186,911)	$407,327	$(220,207)
Net liability at end of year	$9,044,430	$9,382,174	$8,951,812
Reinsurance recoverable at end of year	850,946	719,998	295,388
Gross liability at end of year	$9,895,376	$10,102,172	$9,247,200

(1) In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 and 2016 comparatives have been reclassified to conform to current presentation.
(2) The change in reserve agreement includes (adverse) favorable development on Paris Re’s reserves which were guaranteed by Axa under the reserve agreement. For 2018, this balance also includes the reduction of the guaranteed reserves following the commutation of the agreement in the fourth quarter of 2018.

Reconciliation of the beginning and ending gross and net liability for life and health reserves
The reconciliation of the beginning and ending gross and net liability for life and health reserves for the years ended December 31, 2018, 2017 and 2016 was as follows (in thousands of U.S. dollars):

	2018	2017(1)	2016(1)
Gross liability at beginning of period	$2,098,759	$1,722,330	$1,799,643
Reinsurance recoverable at beginning of period	9,287	2,726	3,046
Net liability at beginning of period	$2,089,472	$1,719,604	$1,796,597
Liability acquired related to the acquisition of Aurigen	—	67,916	—
Net incurred losses	1,024,608	835,415	681,159
Net losses paid	(818,916)	(714,151)	(618,599)
Effects of foreign exchange rate changes	(108,913)	180,688	(139,553)
Net liability at end of period	$2,186,251	$2,089,472	$1,719,604
Reinsurance recoverable at end of period	11,829	9,287	2,726
Gross liability at end of period	$2,198,080	$2,098,759	$1,722,330

(1) In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 and 2016 comparatives have been reclassified to conform to current presentation.

Components of losses and loss expenses by segment
Losses and loss expenses in the Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016 were comprised as follows (in thousands of U.S. dollars):

	2018	2017(1)	2016(1)
Non-life	$3,168,647	$3,005,567	$2,566,932
Life and Health	1,024,608	835,415	681,159
Losses and loss expenses	$4,193,255	$3,840,982	$3,248,091

(1) In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 and 2016 comparatives have been reclassified to conform to current presentation.

Incurred and paid claims development and average annual percentage payout of incurred claims by age, net of reinsurance
The information presented below for incurred and paid claims development for each of the years ended December 31, 2012 through 2017 and the average annual percentage payout of incurred claims by age, net of reinsurance, is presented as supplementary information and is unaudited.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,								December 31, 2018
Accident year	2012	2013	2014	2015	2016	2017	2018	Total of IBNR plus expected development on reported claims
2012	$2,637,210	$2,448,549	$2,293,018	$2,187,326	$2,155,244	$2,186,867	$2,163,492	$112,104
2013		2,871,364	2,697,368	2,521,182	2,467,928	2,434,587	2,407,116	162,521
2014			2,829,647	2,612,495	2,501,579	2,469,465	2,481,728	236,684
2015				2,882,763	2,593,207	2,487,617	2,502,972	334,162
2016					2,907,786	2,673,642	2,614,830	462,738
2017						2,971,510	2,934,163	829,431
2018							3,022,655	2,250,412
Total							$18,126,956	$4,388,052

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018
2012	$283,062	$1,052,510	$1,436,451	$1,603,321	$1,706,739	$1,797,576	$1,847,036
2013		242,288	1,292,908	1,644,109	1,845,155	1,975,252	2,068,311
2014			304,066	1,311,788	1,614,941	1,823,531	1,964,856
2015				302,077	1,217,019	1,615,742	1,836,225
2016					324,682	1,366,673	1,722,052
2017						386,326	1,503,129
2018							259,237
Total							$11,200,846

Net reserves for Accident Years and exposures included in the triangles							$6,926,110
All outstanding liabilities before Accident Year 2012, net of reinsurance							1,636,500
Total outstanding liabilities for unpaid claims							$8,562,610

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE
Years	1	2	3	4	5	6	7
Non-life	12%	39%	15%	8%	5%	4%	2%

(1) The table above (and each of the three tables below for property, casualty and specialty) reflects losses incurred and paid losses translated to U.S. dollars at the exchange rate as of the balance sheet date whereas the losses and loss expenses in the Consolidated Statement of Operations reflected losses incurred at the average exchange rate for the period.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,								December 31, 2018
Accident year	2012	2013	2014	2015	2016	2017	2018	Total of IBNR plus expected development on reported claims
2012	$660,871	$660,159	$582,063	$565,743	$550,347	$550,104	$538,271	$5,530
2013		679,013	576,448	544,485	529,249	524,968	514,596	1,160
2014			515,968	471,603	450,264	447,732	444,283	2,067
2015				590,211	548,168	523,012	515,396	7,738
2016					721,172	678,612	632,146	14,941
2017						1,027,772	1,063,309	92,550
2018							850,603	545,540
Total							$4,558,604	$669,526

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018
2012	$99,815	$356,469	$449,848	$483,969	$495,215	$504,333	$507,376
2013		88,603	337,052	437,800	472,185	490,469	493,538
2014			93,134	323,623	387,815	414,068	423,758
2015				95,282	354,313	442,735	471,242
2016					134,960	455,747	536,791
2017						223,180	728,508
2018							76,618
Total							$3,237,831

Net reserves for Accident Years and exposures included in the triangles							$1,320,773
All outstanding liabilities before Accident Year 2012, net of reinsurance							105,071
Total outstanding liabilities for unpaid claims							$1,425,844

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY
Years	1	2	3	4	5	6	7
Property	18%	49%	16%	6%	3%	1%	1%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,								December 31, 2018
Accident year	2012	2013	2014	2015	2016	2017	2018	Total of IBNR plus expected development on reported claims
2012	$690,205	$676,404	$648,784	$608,535	$591,092	$599,405	$594,889	$79,586
2013		799,716	796,471	747,464	729,478	725,012	721,474	136,016
2014			899,068	874,854	854,935	860,154	876,455	194,954
2015				897,153	838,361	814,108	856,355	262,967
2016					847,086	798,784	819,511	315,251
2017						758,715	727,301	399,584
2018							939,700	800,587
Total							$5,535,685	$2,188,945

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018
2012	$51,528	$135,448	$205,164	$278,087	$334,143	$392,529	$423,467
2013		50,403	158,653	266,362	347,899	418,193	479,692
2014			70,987	207,906	311,431	411,596	499,040
2015				66,675	186,585	299,015	397,022
2016					36,622	165,828	265,586
2017						60,845	178,201
2018							61,932
Total							$2,304,940

Net reserves for Accident Years and exposures included in the triangles							$3,230,745
All outstanding liabilities before Accident Year 2012, net of reinsurance							1,436,281
Total outstanding liabilities for unpaid claims							$4,667,026

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - CASUALTY
Years	1	2	3	4	5	6	7
Casualty	7%	15%	13%	12%	10%	9%	5%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,								December 31, 2018
Accident year	2012	2013	2014	2015	2016	2017	2018	Total of IBNR plus expected development on reported claims
2012	$1,286,134	$1,111,986	$1,062,171	$1,013,048	$1,013,805	$1,037,358	$1,030,332	$26,988
2013		1,392,635	1,324,449	1,229,233	1,209,201	1,184,607	1,171,046	25,345
2014			1,414,611	1,266,038	1,196,380	1,161,579	1,160,990	39,663
2015				1,395,399	1,206,678	1,150,497	1,131,221	63,457
2016					1,339,528	1,196,246	1,163,173	132,546
2017						1,185,023	1,143,553	337,297
2018							1,232,352	904,285
Total							$8,032,667	$1,529,581

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018
2012	$131,719	$560,593	$781,439	$841,265	$877,381	$900,714	$916,193
2013		103,282	797,203	939,947	1,025,071	1,066,590	1,095,081
2014			139,945	780,259	915,695	997,867	1,042,058
2015				140,120	676,121	873,992	967,961
2016					153,100	745,098	919,675
2017						102,301	596,420
2018							120,687
Total							$5,658,075

Net reserves for Accident Years and exposures included in the triangles							$2,374,592
All outstanding liabilities before Accident Year 2012, net of reinsurance							95,148
Total outstanding liabilities for unpaid claims							$2,469,740

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY
Years	1	2	3	4	5	6	7
Specialty	11%	50%	15%	7%	4%	2%	2%

Reconciliation of net incurred and paid claims development to Non-life reserves
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2018 was as follows (in thousands of U.S. dollars):

December 31, 2018
Total outstanding liability for unpaid claims
Property	$1,425,844
Casualty	4,667,026
Specialty	2,469,740
Total outstanding liabilities for unpaid claims	$8,562,610
Unallocated loss expenses	$148,700
U.S. health net reserves(1)	327,810
Other	5,310
Total other liabilities	$481,820
Net liability at end of year	$9,044,430

Reinsurance recoverable on paid and unpaid claims
Property	$545,300
Casualty	63,161
Specialty	242,485
Reinsurance recoverable at end of year	$850,946
Gross liability at end of year	$9,895,376

(1)
U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.